Financial liabilities at fair value through profit or loss (Details) ¥ in Thousands					12 Months Ended
	Jun. 04, 2025 USD ($)	Oct. 04, 2024 USD ($)	Sep. 05, 2023 USD ($)	Jul. 03, 2023	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Jul. 06, 2023 USD ($)
Financial liabilities at fair value through profit or loss (Details) [Line Items]
Borrowings, interest rate					3.00%		3.00%		3.00%
Repayments of borrowings, classified as financing activities					¥ 529,564	$ 75,728,000	¥ 155,989	¥ 143,872
Aggregate amount | ¥					¥ 582,724		¥ 834,045
The company recongnized gains						$ 2,400,000
July 2023 LMR Convertible Bond [member]
Financial liabilities at fair value through profit or loss (Details) [Line Items]
Notional amount										$ 30,000,000
Borrowings maturity				July 3, 2024
September 2023 LMR Convertible Bond [member]
Financial liabilities at fair value through profit or loss (Details) [Line Items]
Notional amount			$ 40,000,000
Borrowings maturity			September 2, 2024
July 2024 LMR Convertible Bond [member] | Forecast [Member]
Financial liabilities at fair value through profit or loss (Details) [Line Items]
Notional amount									$ 25,000,000
Debt securities price									$ 25,000,000
July 2023 And September 2023 LMR Convertible Notes [Member]
Financial liabilities at fair value through profit or loss (Details) [Line Items]
Aggregate outstanding amount		$ 35,500,000
Repayments of current borrowings		500,000
October 2024 LMR Convertible Bond [Member]
Financial liabilities at fair value through profit or loss (Details) [Line Items]
Current debt instruments issued		$ 35,000,000
Convertible instruments [member]
Financial liabilities at fair value through profit or loss (Details) [Line Items]
Borrowings, interest rate					5.00%				5.00%
Entering into significant commitments or contingent liabilities [member] | Convertible instruments [member]
Financial liabilities at fair value through profit or loss (Details) [Line Items]
Repayments of borrowings, classified as financing activities	$ 1,500,000
Aggregate amount	$ 15,000,000
Debt instrument term, repayment, number of monthly installments	24